Details of Wallbox Group subsidiaries- Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Proportion of ownership interests held by non-controlling interests	100.00%
Proportion of ownership interest in subsidiary	0.00%